UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 03/31

Deutsche Massachusetts Tax-Free Fund

Date of fiscal year end: 08/31

Deutsche California Tax-Free Income Fund

Deutsche New York Tax-Free Income Fund

Date of reporting period: 7/1/16-6/30/17

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03657
Reporting Period: 07/01/2016 - 06/30/2017
Deutsche State Tax-Free Income Series

================== A    Deutsche Massachusetts Tax-Free Fund ===================

PUERTO RICO SALES TAX FING  CORP SALES TAX REV

Ticker:                      Security ID:  74529JHN8
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

================= A    Deutsche New York Tax-Free Income Fund ==================

PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY

Ticker:                      Security ID:  745181M38
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

--------------------------------------------------------------------------------

PUERTO RICO SALES TAX FING  CORP SALES TAX REV

Ticker:                      Security ID:  74529JHU2
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

================ B    Deutsche California Tax-Free Income Fund =================

PUERTO RICO SALES TAX FING  CORP SALES TAX REV

Ticker:                      Security ID:  74529JHL2
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      For          Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche State Tax-Free Income Series

By (Signature and Title) /s/Brian E. Binder

Brian E. Binder, Chief Executive Officer and President

Date 8/15/17